PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (543,680)	$ (397,305)
Property and equipment, net	1,345,109	1,391,845
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	877,870	877,870
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,010,919	$ 911,280